Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 103	$ 88
Intangible assets, net	19	12
Right of use assets carrying amount	1,306	1,971
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	103	88
Intangible assets, net	19	12
Right of use assets carrying amount	1,289	1,897
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Right of use assets carrying amount	$ 17	$ 74